SCHEDULE OF OUTSTANDING DEBT INSTRUMENTS (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Line of Credit Facility [Line Items]
Total Short-Term Debt			$ 58,596
Unsecured 6% note payable - related party	$ 767,288	767,288	767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958	1,221,958
2021 Series convertible notes – related party		480,000	800,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000		3,000,000
Discount 2023 Series convertible notes	67,160
Total Long-Term Debt	2,931,392	2,669,246	5,789,246
Short Term
2021 Series convertible notes – related party	480,000
Total Short-Term Debt	480,000
Long Term
Unsecured 6% note payable – related party	767,288	767,288
Discount 2023 Series convertible notes	(67,160)
2023 Series B convertible notes – stock settled	1,312,600
Discount 2023 Series B convertible notes	(908,294)
Total Debt	$ 3,411,392	2,669,246
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total Short-Term Debt			$ 58,596